Geographic Information And Major Customers	12 Months Ended
Dec. 31, 2012
Geographic Information And Major Customers [Abstract]
Geographic Information And Major Customers
Note 15 - Geographic Information and Major Customers

The Company manages its business on the basis of one reportable segment. The data is presented in accordance with ASC Topic 280, "Disclosures About Segments of an Enterprise and Related Information".

	Year ended December 31
	2010	2011	2012
Revenues by geographical areas from
external customers
Americas	$30,137	$9,528	$13,815
Far East	1,817	9,214	1,163
Africa	6,368	12,396	9,607
Europe	11,756	16,612	13,170
Total export	50,078	47,750	37,755
Domestic (Israel)	3,549	3,505	2,209

	$53,627	$51,255	$39,964

	December 31	December 31
	2011	2012
Long lived assets by geographical areas
Domestic (Israel)	$4,486	$4,531
Germany	4,469	4,371
Poland	3,411	3,407
France	391	347
Other	1,564	1,559

	$14,321	$14,215

Major Customers

	Year ended December 31
	2010	2011	2012
	%	%	%
Major Customers by percentage from total revenues
Customer A	53%	16%	12%
Customer B	0%	14%	-
Customer C	3%	14%	10%
Customer D	-	-	15%